Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Other comprehensive income (loss):
Pension plans and post-employment benefits	0.0	(0.8)	0.0	(1.2)	(29.0)	(2.7)	(11.1)
Cash flow hedging activities, net of taxes of $0.0 and $0.5 for the three months ended June 30, 2021 and 2020, respectively, and $(1.0) and $7.0 for the six months ended June 30, 2021 and 2020, respectively	(4.1)	1.5	1.0	(21.8)	(19.8)	3.2	0.9
Foreign currency translation adjustments	(23.0)	(29.5)	31.3	(99.7)	(99.4)	29.8	(80.0)
Other comprehensive income (loss)	(27.1)	(28.8)	32.3	(122.7)	(148.2)	30.3	(90.0)
Comprehensive income (loss)	$ (69.2)	$ (15.8)	$ (106.8)	$ (89.4)	$ (186.7)	$ (78.7)	$ (329.1)